Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Exploration and evaluation assets, beginning of year	$ 272,974
Exploration and evaluation expense	(21,729)	$ (8,253)
Exploration and evaluation assets, end of year	358,935	272,974
Exploration and evaluation assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Exploration and evaluation assets, beginning of year	272,974	308,462
Capital expenditures	10,567	7,118
Corporate acquisition	97,858	0
Property acquisitions	514	0
Divestitures	(1,021)	(1,276)
Exploration and evaluation expense	(21,729)	(8,253)
Transfers to oil and gas properties (Note 7)	(13,866)	(20,198)
Foreign currency translation	13,638	(12,879)
Exploration and evaluation assets, end of year	$ 358,935	$ 272,974